Share Based Payment Arrangements - Summary of Information about RSUs Outstanding (Details) - Restricted Share Units	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	193	158	192
Weighted average remaining contractual life (in years)	1 year
115.51
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 115.51
Number of outstanding instruments	54
Weighted average remaining contractual life (in years)	1 month 6 days
81.03
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 81.03
Number of outstanding instruments	32
Weighted average remaining contractual life (in years)	3 months 18 days
135.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 135
Number of outstanding instruments	45
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
129.66
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 129.66
Number of outstanding instruments	62
Weighted average remaining contractual life (in years)	2 years 1 month 6 days